Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of non-cancellable operating lease contracts

As of December 31, 2025, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term
Office premise – Block 1090, #06-08	3 years
Office premise – Block 1090, #06-10, 11, 12 & 13	3 years

Schedule of amount recognized in the consolidated balance sheets

(a) Amount recognized in the consolidated balance sheets:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Right-of-use assets	30,940	316,725	246,229

Operating lease liabilities
Current	35,812	110,233	85,698
Non-current	-	207,557	161,359
	35,812	317,790	247,057

Schedule of lease cost

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$

Operating lease cost
Operating lease expense	46,402	44,185	63,352	49,251

Schedule of supplemental cash flow information related to leases

(c) Supplemental cash flow information related to leases is as follows:

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$

Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating leases	46,402	44,185	63,352	49,251

Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2025 were as follows:

	Minimum lease payment
	2025	2025
Twelve months ending December 31,	S$	US$
2026	123,749	96,205
2027	123,749	96,205
2028	93,010	72,309
Total future minimum lease payments	340,508	264,719
Less: imputed interest	(22,718)	(17,662)
Present value of operating lease liabilities	317,790	247,057
Less: current portion	(110,233)	(85,698)
Long-term portion	207,557	161,359

Schedule of other supplemental information about lease

The following summarizes other supplemental information about the Company’s lease as of December 31, 2025:

	As of December 31,
	2024	2025
Weighted average discount rate
Operating leases	5.25%	5.25%

Weighted average remaining lease term
Operating leases	9 months	2 years 10 months